VAN KAMPEN
PENNSYLVANIA TAX FREE INCOME FUND

SEMIANNUAL REPORT

MARCH 31, 2002

[PHOTO OF WOMAN WITH FLOWERS]

PRIVACY NOTICE INFORMATION ON THE BACK.

VAN KAMPEN
INVESTMENTS
GENERATIONS OF EXPERIENCE(SM)

                           TABLE OF CONTENTS

                                    OVERVIEW
                      LETTER TO SHAREHOLDERS     1
                           ECONOMIC SNAPSHOT     2

                         PERFORMANCE SUMMARY
                           RETURN HIGHLIGHTS     4

                       PORTFOLIO AT A GLANCE
                              CREDIT QUALITY     6
                  SIX-MONTH DIVIDEND HISTORY     6
                           TOP FIVE HOLDINGS     7
                            TOP FIVE SECTORS     7
            Q&A WITH YOUR PORTFOLIO MANAGERS     8
                           GLOSSARY OF TERMS    11

                              BY THE NUMBERS
                     YOUR FUND'S INVESTMENTS    12
                        FINANCIAL STATEMENTS    20
               NOTES TO FINANCIAL STATEMENTS    26

   BOARD OF TRUSTEES AND IMPORTANT ADDRESSES    32

   PROMISING ECONOMIC SIGNS HAVE APPEARED ON THE HORIZON.

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

   NOT FDIC INSURED.           MAY LOSE VALUE.    NO BANK GUARANTEE.

LETTER TO SHAREHOLDERS
APRIL 19, 2002

Dear Shareholder,

In recent months, promising economic signs have appeared on the horizon. While it may be too soon to declare an end to the recession, it's never too soon to discuss diversification and long-term investment strategies.

Over the years, we've used our generations of experience to help investors like you pursue their financial goals. Whether you're planning for your future, or for your family's, we encourage you to consider including a variety of stock and fixed-income funds in your portfolio. We believe an appropriately diversified portfolio, one which includes a balanced mix of investments, may help smooth out the effects of the market's fluctuations--and, as such, may help improve your portfolio's long-term performance.

While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals. Be sure to discuss your situation with your advisor before investing.

OVERVIEW

Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

/s/ Richard F. Powers III

Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY

THE ECONOMIC DATA RELEASED IN MARCH WAS UNAMBIGUOUS--THE U.S. ECONOMY SEEMED BETTER POSITIONED TO RESUME TREND GROWTH THAN MOST FORECASTERS HAD PREDICTED. SURPRISINGLY STRONG DATA, RANGING FROM PAYROLL GROWTH TO INVENTORY RESTOCKING, GENERATED A CHORUS OF UPWARD REVISIONS TO PROJECTIONS OF FIRST-QUARTER GROWTH IN THE GROSS DOMESTIC PRODUCT.

ON THE HEELS OF THIS INCREASINGLY OPTIMISTIC NEWS, THE CAPITAL MARKETS REACTED POSITIVELY--STOCK AND COMMODITY PRICES ROSE WHILE BOND PRICES FELL.

THE FEDERAL RESERVE BOARD'S OPEN MARKET COMMITTEE (FOMC) ACKNOWLEDGED IN ITS MARCH 19 MONETARY POLICY DIRECTIVE, "INFORMATION THAT HAS BECOME AVAILABLE SINCE THE LAST MEETING OF THE COMMITTEE INDICATES THAT THE ECONOMY, BOLSTERED BY A MARKED SWING IN INVENTORY INVESTMENT, IS EXPANDING AT A SIGNIFICANT PACE."

FOLLOWING THIS STATEMENT, IT CAME AS NO SURPRISE TO MOST INVESTORS WHEN THE FOMC ANNOUNCED IT WOULD NOT CHANGE INTEREST RATES DURING ITS MARCH MEETING. DURING 2001, THE FED CUT INTEREST RATES 11 TIMES--BRINGING THE FEDERAL FUNDS RATE TO
1.75 PERCENT, A 40-YEAR LOW.

[CHART]

U.S. GROSS DOMESTIC PRODUCT
SEASONALLY ADJUSTED ANNUALIZED RATES
(MARCH 31, 2000--MARCH 31, 2002)

Mar-00              4.8%
Jun-00              5.7%
Sep-00              1.3%
Dec-00              1.9%
Mar-01              1.3%
Jun-01              0.3%
Sep-01             -1.3%
Dec-01              1.7%
Mar-02              5.8%

SOURCE: BUREAU OF ECONOMIC ANALYSIS

[CHART]

INTEREST RATES AND INFLATION
(MARCH 31, 2000--MARCH 31, 2002)

                 INTEREST RATES           INFLATION
Mar-00                6.000                  3.8
Apr-00                6.000                  3.1
May-00                6.500                  3.2
Jun-00                6.500                  3.7
Jul-00                6.500                  3.7
Aug-00                6.500                  3.4
Sep-00                6.500                  3.5
Oct-00                6.500                  3.4
Nov-00                6.500                  3.4
Dec-01                6.500                  3.4
Jan-01                5.500                  3.7
Feb-01                5.500                  3.5
Mar-01                5.000                  2.9
Apr-01                4.500                  3.3
May-01                4.000                  3.6
Jun-01                3.750                  3.2
Jul-01                3.750                  2.7
Aug-01                3.500                  2.7
Sep-01                3.000                  2.6
Oct-01                2.500                  2.1
Nov-01                2.000                  1.9
Dec-01                1.750                  1.6
Jan-02                1.750                  1.1
Feb-02                1.750                  1.1
Mar-02                1.750                  1.5

INTEREST RATES ARE REPRESENTED BY THE CLOSING MIDLINE FEDERAL FUNDS TARGET RATE ON THE LAST DAY OF EACH MONTH. INFLATION IS INDICATED BY THE ANNUAL PERCENTAGE CHANGE OF THE CONSUMER PRICE INDEX FOR ALL URBAN CONSUMERS AT THE END OF EACH MONTH.

SOURCE: BLOOMBERG

                               PERFORMANCE SUMMARY

RETURN HIGHLIGHTS
(AS OF MARCH 31, 2002)

                                                A SHARES     B SHARES     C SHARES
----------------------------------------------------------------------------------
Six-month total return based on NAV(1)             -0.47%       -0.84%       -0.84%
----------------------------------------------------------------------------------
Six-month total return(2)                          -5.17%       -4.73%       -1.81%
----------------------------------------------------------------------------------
One-year total return(2)                           -1.86%       -1.68%        1.26%
----------------------------------------------------------------------------------
Five-year average annual total return(2)            3.73%        3.69%        3.95%
----------------------------------------------------------------------------------
Ten-year average annual total return(2)             5.30%         N/A          N/A
----------------------------------------------------------------------------------
Life-of-Fund average annual total return(2)         6.96%        4.34%(3)     3.88%
----------------------------------------------------------------------------------
Commencement date                               05/01/87     05/03/93     08/13/93
----------------------------------------------------------------------------------
Distribution rate(4)                                4.89%        4.37%        4.37%
----------------------------------------------------------------------------------
Taxable-equivalent distribution rate(5)             8.19%        7.32%        7.32%
----------------------------------------------------------------------------------
SEC Yield(6)                                        4.76%        4.25%        4.24%
----------------------------------------------------------------------------------

     N/A = NOT APPLICABLE

(1) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM SALES CHARGE (4.75% FOR A SHARES) OR CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES. ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CDSC OF 1% MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. RETURNS FOR CLASS B SHARES ARE CALCULATED WITHOUT THE EFFECT OF THE MAXIMUM 4% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE AND DECLINING TO 0% AFTER THE SIXTH YEAR. RETURNS FOR CLASS C SHARES ARE CALCULATED WITHOUT THE EFFECT OF THE MAXIMUM 1% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. IF THE SALES CHARGE WAS INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF UP TO .25% FOR CLASS A SHARES AND 1% FOR CLASS B AND CLASS C SHARES AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(2) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND INCLUDES PAYMENT OF THE MAXIMUM SALES CHARGE (4.75% FOR CLASS A SHARES) OR CDSC FOR CLASS B AND CLASS C SHARES AND COMBINED RULE 12b-1 FEES AND SERVICE FEES. ON PURCHASES OF CLASS A SHARES OF $1 MILLION OR MORE, A CDSC OF 1% MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. RETURNS FOR CLASS B SHARES ARE CALCULATED WITH THE EFFECT OF THE MAXIMUM 4% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE AND DECLINING TO 0% AFTER THE SIXTH YEAR. RETURNS FOR CLASS C SHARES ARE CALCULATED WITH THE EFFECT OF THE MAXIMUM 1% CDSC, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. THE COMBINED RULE 12b-1 FEES AND SERVICE FEES FOR CLASS A SHARES IS UP TO .25% AND FOR CLASS B AND CLASS C SHARES IS 1%. THE RETURNS ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(3) REFLECTS THE CONVERSION OF CLASS B SHARES INTO CLASS A SHARES SEVEN YEARS AFTER THE END OF THE CALENDAR MONTH IN WHICH THE SHARES WERE PURCHASED. SEE FOOTNOTE 3 IN THE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.

(4) DISTRIBUTION RATE REPRESENTS THE MONTHLY ANNUALIZED DISTRIBUTIONS OF THE FUND AT THE END OF THE PERIOD AND NOT THE EARNINGS OF THE FUND.

(5) TAXABLE-EQUIVALENT CALCULATIONS REFLECT A COMBINED FEDERAL AND STATE INCOME TAX RATE OF 40.3%, WHICH TAKES INTO CONSIDERATION THE DEDUCTIBILITY OF INDIVIDUAL STATE TAXES PAID.

(6) SEC YIELD IS A STANDARDIZED CALCULATION PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION FOR DETERMINING THE AMOUNT OF NET INCOME A PORTFOLIO SHOULD THEORETICALLY GENERATE FOR THE 30-DAY PERIOD ENDED MARCH 31, 2002.

     A PORTION OF THE INTEREST INCOME MAY BE TAXABLE FOR THOSE INVESTORS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

     SEE THE COMPARATIVE PERFORMANCE SECTION OF THE CURRENT PROSPECTUS. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, AND YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. PLEASE REVIEW THE RISK/RETURN SUMMARY OF THE PROSPECTUS FOR FURTHER DETAILS ON THE INVESTMENT RISKS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS A RESULT OF RECENT MARKET ACTIVITY, CURRENT PERFORMANCE MAY VARY FROM THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, PLEASE VISIT vankampen.com OR SPEAK WITH YOUR FINANCIAL ADVISOR.

     MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS.

                              PORTFOLIO AT A GLANCE

[CHART]

CREDIT QUALITY
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

AS OF MARCH 31, 2002

AAA/Aaa                    65.3%
AA/Aa                       8.2%
A/A                         6.0%
BBB/Baa                     5.4%
BB/Ba                       1.8%
B/B                         0.9%
Non-Rated                  12.4%

[CHART]

CREDIT QUALITY
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

AS OF SEPTEMBER 30, 2001

AAA/Aaa                    60.4%
AA/Aa                       9.7%
A/A                         6.2%
BBB/Baa                     6.9%
BB/Ba                       2.5%
Non-Rated                  14.3%

BASED UPON THE CREDIT QUALITY RATINGS AS ISSUED BY STANDARD & POOR'S CREDIT MARKET SERVICES/MOODY'S INVESTOR SERVICES, RESPECTIVELY. SUBJECT TO CHANGE DAILY.

[CHART]

SIX-MONTH DIVIDEND HISTORY
(FOR THE SIX MONTHS ENDING MARCH 31, 2002)

10/01               $.0720
11/01               $.0720
12/01               $.0720
1/02                $.0720
2/02                $.0720
3/02                $.0720

THE DIVIDEND HISTORY REPRESENTS DIVIDENDS THAT WERE PAID ON THE FUND'S CLASS A SHARES AND IS NO GUARANTEE OF THE FUND'S FUTURE DIVIDENDS.

TOP FIVE HOLDINGS
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS--MARCH 31, 2002)

Philadelphia, PA Authority Industrial Development Lease
Revenue Series A                                                  5.2%
---------------------------------------------------------------------
Berks County, PA                                                  3.0%
---------------------------------------------------------------------
Pennsylvania State Higher Education Facility Authority Revenue
Drexel University Refunding                                       2.5%
---------------------------------------------------------------------
Philadelphia, PA School District Series A                         2.0%
---------------------------------------------------------------------
Pennsylvania State Higher Education Assistance Agency
Student Loan Revenue Series C                                     1.9%
---------------------------------------------------------------------

SUBJECT TO CHANGE DAILY.

[CHART]

TOP FIVE SECTORS
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)

                                 MARCH 31, 2002       SEPTEMBER 30, 2001
Public Education                      20.5%                  12.5%
Higher Education                      12.4%                  11.0%
Health Care                            9.9%                  10.2%
Other Care                             9.5%                   9.9%
Public Building                        8.7%                  10.5%

SUBJECT TO CHANGE DAILY. ALL INFORMATION IS PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY SECURITIES IN THE SECTORS SHOWN ABOVE. MORGAN STANLEY DEAN WITTER & CO. AND OTHERS AFFILIATED WITH IT MAY HOLD POSITIONS IN OR MAY SEEK TO PERFORM INVESTMENT-BANKING SERVICES FOR THE COMPANIES LISTED. SECURITIES ARE CLASSIFIED BY SECTORS THAT REPRESENT BROAD GROUPINGS OF RELATED INDUSTRIES.

[PHOTO OF DENNIS S. PIETRZAK]

[PHOTO OF JOHN R. REYNOLDSON]

[PHOTO OF TIMOTHY D. HANEY]

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGEMENT TEAM FOR THE VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2002. THE FUND IS MANAGED BY THE ADVISER'S MUNICIPAL TEAM. CURRENT MEMBERS OF THE TEAM(1) INCLUDE DENNIS S. PIETRZAK, EXECUTIVE DIRECTOR; JOHN R. REYNOLDSON, EXECUTIVE DIRECTOR; AND TIMOTHY D. HANEY, VICE PRESIDENT. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1)  TEAM MEMBERS MAY CHANGE AT ANY TIME WITHOUT NOTICE.

Q WHAT WAS THE MARKET ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE FUND PERFORM IN THAT ENVIRONMENT?

A    The market over the past six months has been driven by shifting expectations for the future path of the economy. Yields fell in October 2001 as investors turned to the perceived relative safety of bonds, only to rise in the last two months of that year on the consensus that an economic recovery was on the horizon and, with it, rising interest rates.

     Those concerns were moderated in the first quarter of 2002 by a general sentiment that the market had been oversold in the waning months of 2001. The market recovered some of its lost ground, though interest rates began to climb late in March in expectation of eventual interest rate increases by the Federal Reserve.

     Municipalities moved to lock in lower interest rates by boosting their issuance during the period. January was a record month in terms of issuance, and February and March were also quite strong. Concerns over the economy prompted many issuers to enhance their bonds' credit quality with insurance, and as a result the supply of insured paper also saw a healthy increase.

     The Pennsylvania market continued to enjoy a favorable balance between supply and demand over the period. Individual investors continued to have strong demand for the state's bonds. Their demand was augmented by institutional investors, who issued a series of closed-end bond funds that helped support Pennsylvania bond prices. Supply was occasionally overpowered by this demand, and the state's bonds often appreciated to high levels relative to their historical norm.

     The fund continued to provide shareholders with what we believe is an attractive level of income, as its monthly dividend of $0.0720 per share translates to a distribution rate of 4.89 percent based on the fund's maximum offering price as of March 31, 2002. For the six-month period ended March 31, 2002, the fund generated a total return of -0.47 percent.

     PERFORMANCE INFORMATION FOR THE FUND REFLECTS CLASS A SHARES AT NET ASSET VALUE INCLUDING COMBINED RULE 12b-1 FEES AND SERVICE FEES OF UP TO 0.25 PERCENT AND EXCLUDING A MAXIMUM SALES CHARGE OF 4.75 PERCENT; IF THE MAXIMUM SALES CHARGE WERE INCLUDED, THE RETURN

WOULD BE LOWER. THE RETURN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. OF COURSE, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE OF OTHER SHARE CLASSES WILL VARY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AS A RESULT OF RECENT MARKET ACTIVITY, CURRENT PERFORMANCE MAY VARY FROM THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, PLEASE VISIT vankampen.com OR SPEAK WITH YOUR FINANCIAL ADVISOR.

     BY COMPARISON, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX POSTED A TOTAL RETURN OF 0.33 PERCENT FOR THE SAME PERIOD. THIS INDEX IS AN UNMANAGED, BROAD-BASED STATISTICAL COMPOSITE OF MUNICIPAL BONDS. INDEX RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES THAT WOULD BE PAID BY AN INVESTOR PURCHASING THE SECURITIES THE INDEX REPRESENTS. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. For additional performance results, please refer to the chart and footnotes on page 4.

Q    WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

A    In light of the market's choppy behavior, we continued to emphasize caution and rigorous analysis. We were able to capture the value of several of the fund's longer-maturity discount-coupon bonds as they appreciated to what we believed were attractive prices. We had purchased these bonds for the portfolio in anticipation of falling interest rates, and sold them once they had rallied strongly.

     We used the proceeds from these sales to purchase bonds that we thought could help insulate the fund from continued volatility in the markets.

Our quantitative analysis showed that the intermediate part of the yield curve offered the most attractive potential for total return. We attempted to capitalize on this by buying intermediate bonds with premium coupons. We believe these securities offer both a compelling income stream as well as controlled interest rate exposure.

     In addition to these intermediate bonds, we also added some securities that featured market-like coupons. These purchases were largely on the long end of the yield curve, and we believe they should help to keep the fund current with market interest rates.

Q    WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A    We expect that the U.S. economy should continue to improve in the near term. As a result, we also believe that interest rates will rise, though the extent and timing remain in question. Once this happens, it should cause the yield curve to continue to flatten. As alluded to earlier, our quantitative analysis has shown that this pattern has historically favored the short-to-intermediate portion of the yield curve in terms of expected total return. However, past performance is no guarantee of future results.

     We also expect issuance to continue to be strong, though perhaps not at record levels. With interest rates low but expected to rise in the near future, we believe issuers have strong incentives to bring supply to the market to potentially capture favorable terms.

     In addition to the economy, we believe the performance of the equity markets is likely to continue to exert a strong influence on the municipal market. In times of volatility for equities, such as we have seen in recent years, investors have tended to prefer the perceived relative stability of bonds. Generally, a boost in demand for bonds helps shore up the market. We look for this behavior to continue for as long as stocks struggle with the specter of diminished corporate earnings.

     Within the Pennsylvania market, we expect both supply and demand to continue to be healthy. The state's relatively high income taxes should continue to add to investor demand for Pennsylvania bonds. While the supply picture is a bit less certain, we believe the state has strong incentive to continue to refinance many projects if interest rates remain low.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CLASSES OF SHARES: Most Van Kampen mutual fund shares are typically divided into three groupings, called Class A, Class B and Class C shares, each with varying fees and sales charges.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DISCOUNT BOND: A bond whose market price is lower than its face value or "par value". Because bonds usually mature at face value, a discount bond has more potential to appreciate in price than a par bond does.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

PREMIUM BOND: A bond whose market price is above its face value, or "par value." Because bonds usually mature at face value, a premium bond has less potential to appreciate in price than a par bond.

SECTOR: A group of securities that are similar with respect to industry, maturity, credit rating, or coupon.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10, and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping "curve." A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                                 BY THE NUMBERS

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY       VALUE
            MUNICIPAL BONDS 97.2%
            PENNSYLVANIA 96.8%
$ 1,260     Allegheny Cnty, PA Arpt Auth
            Pittsburgh Intl Arpt Rfdg
            (FGIC Insd)                             5.625%    01/01/10     $ 1,319,510
  1,625     Allegheny Cnty, PA C-34 Conv
            Cap Apprec                              8.625     02/15/04       1,786,687
  1,000     Allegheny Cnty, PA Higher Edl Bldg
            Auth Univ Rev Duquesne Univ Proj
            (AMBAC Insd)                            6.500     03/01/11       1,144,450
  1,750     Allegheny Cnty, PA Higher Edl Bldg
            Auth Univ Rev Duquesne Univ Proj
            Rfdg (AMBAC Insd)                       5.500     03/01/20       1,836,800
  3,000     Allegheny Cnty, PA Higher Edl Bldg
            Carnegie Mellon Univ                    5.125     03/01/32       2,886,270
  1,000     Allegheny Cnty, PA Hosp Dev Auth
            Hlthcare Fac Villa Saint Joseph         5.875     08/15/18         863,300
  2,140     Allegheny Cnty, PA Hosp Dev Auth
            Rev Hlth Fac Allegheny Vly Sch
`           (Prerefunded @ 02/01/05)                7.750     02/01/15       2,406,751
  1,000     Allegheny Cnty, PA Hosp Dev
            Auth Rev Hosp Saint Francis
            Med Cent Proj                           5.600     05/15/08         700,600
  1,000     Allegheny Cnty, PA Hosp Dev
            Auth Rev Hosp Saint Francis
            Med Cent Proj                           5.500     05/15/06         700,670
  1,000     Allegheny Cnty, PA Hosp Dev
            Auth Rev Hosp Saint Francis
            Med Cent Proj                           5.500     05/15/07         700,620
  2,000     Allegheny Cnty, PA Hosp Dev
            Auth Rev Ser A (MBIA Insd)              6.500     11/15/30       2,156,700
  1,000     Allegheny Cnty, PA Indl Dev Auth
            Lease Rev                               6.625     09/01/24         905,640
    830     Allegheny Cnty, PA Indl Dev Auth
            Med Ctr Rev Presbyterian
            Med Ctr Rfdg (FHA Gtd)                  6.750     02/01/26         887,486
  3,730     Allegheny Cnty, PA Port Auth Sub Lien
            Transn (MBIA Insd)                      5.500     06/01/09       3,988,153

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                       12

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY       VALUE
            PENNSYLVANIA (CONTINUED)
$ 2,000     Allegheny Cnty, PA Port Auth Transn
            (FGIC Insd)                             5.500%    03/01/15     $ 2,097,360
  1,000     Allegheny Cnty, PA Port Auth Transn
            (FGIC Insd)                             5.500     03/01/16       1,043,080
  1,000     Allegheny Cnty, PA Port Auth Transn
            (FGIC Insd)                             5.500     03/01/17       1,036,720
  1,945     Allegheny Cnty, PA Res Mtg Single
            Family Ser Z (GNMA Collateralized)      6.875     05/01/26       2,021,750
  2,000     Allegheny Cnty, PA San Auth Swr
            (MBIA Insd)                             5.750     12/01/15       2,150,320
  2,000     Allegheny Cnty, PA San Auth Swr Rev
            (MBIA Insd)                             5.750     12/01/16       2,138,540
  6,000     Berks Cnty, PA (Inverse Fltg)
            (Prerefunded @ 12/10/02)
            (FGIC Insd) (a)                        10.970     11/10/20       6,577,500
  2,000     Berks Cnty, PA Muni Auth Rev
            Highlands at Wyomissing Proj
            Ser B (Prerefunded @10/01/02)           6.875     10/01/17       2,050,720
    840     Berks Cnty, PA Muni Auth Rev
            Phoebe Berks Vlg Inc Proj Rfdg
            (Prerefunded @ 05/15/06)                7.500     05/15/13         982,523
  1,000     Berks Cnty, PA Muni Auth Rev
            Phoebe Berks Vlg Inc Proj Rfdg
            (Prerefunded @ 05/15/06)                7.700     05/15/22       1,170,370
  2,000     Berwick, PA Area Sch Dist Ser A
            (FGIC Insd)                             5.000     10/01/25       1,908,260
    600     Bethlehem, PA Area Sch Dist Ser A
            (FGIC Insd)                             5.250     03/15/21         599,628
  2,055     Bethlehem, PA Area Sch Dist Ser A
            (FGIC Insd)                             5.250     03/15/22       2,051,178
  1,100     Bucks Cnty, PA Indl Dev Auth Rev
            First Mtg Hlthcare Fac Chandler         6.100     05/01/14       1,014,981
  1,280     Bucks Cnty, PA Wtr & Swr Auth
            Neshaminy Interceptor Ser A
            (AMBAC Insd)                            5.375     06/01/16       1,317,850
  1,050     Bucks Cnty, PA Wtr & Swr Auth
            Neshaminy Interceptor Ser A
            (AMBAC Insd)                            5.375     06/01/17       1,074,570
  1,500     Canon McMillan Sch Dist PA Ser B
            (FGIC Insd)                             5.500     12/01/29       1,514,805
  1,000     Chester Cnty, PA Hlth & Edl Fac Auth
            Hlth Sys Rev (AMBAC Insd)               5.650     05/15/20       1,014,240

SEE NOTES TO FINANCIAL STATEMENTS

                                       13

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY       VALUE
            PENNSYLVANIA (CONTINUED)
$ 1,880     Chester Cnty, PA Hlth & Edl
            The Chester Cnty Hosp (MBIA Insd)       5.625%    07/01/08     $ 1,985,148
  1,000     Chester Cnty, PA Indl Dev Auth
            Westtown Sch Proj (AMBAC Insd)          5.000     01/01/31         941,150
  2,170     Council Rock, PA Sch Dist Ser A
            (MBIA Insd)                             5.375     11/15/18       2,209,038
    500     Crawford Cnty, PA Hosp Auth
            Sr Living Fac Rev                       6.125     08/15/19         474,130
  1,250     Cumberland Cnty, PA Muni Auth
            Dickinson College Ser A
            (AMBAC Insd)                            5.500     11/01/30       1,259,712
  2,000     Dauphin Cnty, PA Gen Auth Rev
            Hotel & Conf Ctr Hyatt Regency          6.200     01/01/29       1,691,320
  1,500     Dauphin Cnty, PA Gen Auth Rev
            Office & Pkg Riverfront Office          6.000     01/01/25       1,314,900
  1,240     Delaware Cnty, PA Auth College
            Cabrini College (Asset Gty Insd)        5.750     07/01/23       1,269,016
  1,500     Delaware Cnty, PA Auth College
            Neumann College Rfdg                    6.000     10/01/31       1,476,555
  1,500     Delaware Cnty, PA Auth Rev
            Dunwoody Vlg Proj                       6.250     04/01/30       1,524,990
    500     Delaware Cnty, PA Auth Rev First Mtg
            Riddle Vlg Proj Rfdg                    6.200     06/01/05         505,645
  3,000     Delaware Cnty, PA Auth Rev First Mtg
            Riddle Vlg Proj Rfdg                    7.000     06/01/26       2,941,410
  2,110     Delaware Cnty, PA Auth Univ Rev
            Villanova Univ Ser A (MBIA Insd)        5.500     12/01/11       2,271,309
  2,500     Delaware Cnty, PA Indl Dev Auth
            Wtr Fac PA Suburban Wtr
            (AMBAC Insd)                            5.350     10/01/31       2,394,625
  1,280     Delaware Cnty, PA Regl Wtr
            (FGIC Insd)                             5.250     05/01/13       1,333,299
  2,670     Downington, PA Area Sch Dist
            (FSA Insd)                              5.250     04/01/15       2,736,403
  2,000     Erie Cnty, PA Hosp Auth Rev Saint
            Vincent Hlth Cent Proj Ser A
            (MBIA Insd)                             6.375     07/01/22       2,054,880
  2,115     Greater Johnstown, PA Sch Dist Ser B
            (MBIA Insd)                             5.375     08/01/15       2,195,074
  2,730     Greater Latrobe, PA Sch Auth
            (FGIC Insd)                             5.250     04/01/17       2,762,842

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                       14

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY        VALUE
            PENNSYLVANIA (CONTINUED)
$   790     Grove City, PA Area Hosp Auth
            Hlth Fac Rev Grove Manor Proj           6.625%    08/15/29     $   765,233
  1,000     Harrisburg, PA Auth Office & Pkg Rev
            Ser A (Prerefunded @ 05/01/08)          6.000     05/01/19       1,097,230
  1,500     Harrisburg, PA Auth Rev Pooled Univ
            Pgm Ser II (Prerefunded @ 09/15/07)
            (MBIA Insd)                             5.625     09/15/17       1,611,240
  1,750     Harrisburg, PA Pkg Auth Rev Gtd
            Ser J Rfdg (MBIA Insd)                  5.000     09/01/19       1,703,292
  1,865     Harveys Lake Gen Muni Auth PA
            College Rev College Misericordia
            Proj (ACA Insd)                         5.750     05/01/14       1,897,563
    650     Hazleton, PA Hlth Svcs Auth
            Hosp Rev                                5.500     07/01/07         654,062
    450     Hazleton, PA Hlth Svcs Auth
            Saint Joseph Med Cent Rfdg              5.850     07/01/06         460,350
  1,000     Lancaster Cnty, PA Hosp Auth Rev
            Hlth Cent Saint Annes Home              6.600     04/01/24         961,910
  2,000     Lehigh Cnty, PA Gen Purp Auth
            Cedar Crest College Rfdg                6.700     04/01/26       2,060,100
  1,500     Lehigh Cnty, PA Gen Purp Auth Hosp
            Lehigh Vy Hlth Network Ser B
            (FSA Insd)                              5.000     07/01/31       1,390,365
  1,000     Lehigh Cnty, PA Gen Purp Auth Rev
            First Mtg Bible Fellowship Proj Ser A   6.000     12/15/23         856,430
  1,760     Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Group Rfdg              6.000     11/01/23       1,518,194
  1,085     Lehigh Cnty, PA Indl Dev Auth Hlth
            Fac Rev Lifepath Inc Proj               6.300     06/01/28         896,069
  1,000     Lehigh Cnty, PA Indl Dev Auth Pollutn
            Ctl Rev PA Pwr & Lt Co Proj Ser A Rfdg
            (MBIA Insd)                             6.400     11/01/21       1,038,550
  2,000     Lycoming Cnty, PA Auth Hosp Lease
            Rev Divine Providence Sisters Ser A
            (Prerefunded @ 07/01/03)                6.500     07/01/22       2,026,320
  1,250     McGuffey Sch Dist PA Ser B
            (AMBAC Insd)                            4.750     08/01/28       1,118,850
  1,250     McKeesport, PA Area Sch Dist Cap
            Apprec Ser A (AMBAC Insd)               *         10/01/13         700,175
  2,000     McKeesport, PA Area Sch Dist Cap
            Apprec Ser A (AMBAC Insd)               *         10/01/15         984,020

SEE NOTES TO FINANCIAL STATEMENTS

                                       15

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY       VALUE
            PENNSYLVANIA (CONTINUED)
$ 3,630     McKeesport, PA Area Sch Dist Cap
            Apprec Ser C (AMBAC Insd)               *         10/01/22     $ 1,141,816
  1,095     Mercer Cnty, PA (FGIC Insd)             5.500%    10/01/17       1,134,770
  1,500     Mifflin Cnty, PA Hosp Auth
            (Asset Gty Insd)                        6.200     07/01/25       1,532,070
  1,000     Montgomery Cnty, PA Higher Ed
            Temple Continuing Care Ctr              6.625     07/01/19         885,970
  2,000     Montgomery Cnty, PA Indl Dev Auth
            Retirement Cmnty Rev                    6.300     01/01/13       1,983,600
  1,000     Montgomery Cnty, PA Indl Dev Auth
            Retirement Cmnty Rev Adult Cmntys
            Total Svcs Ser B                        5.625     11/15/12       1,018,180
  3,000     Montgomery Cnty, PA Indl Dev Auth
            Rev Res Recov
            (LOC: Banque Paribas)                   7.500     01/01/12       3,095,670
    960     Montgomery Cnty, PA Indl Dev Auth
            Rev Wordsworth Academy                  7.750     09/01/24         978,576
    800     North Penn, PA Wtr Auth Rev
            (FGIC Insd)                             6.200     11/01/22         821,944
  1,000     North Penn, PA Wtr Auth Wtr Rev
            (Prerefunded @ 11/01/04)
            (FGIC Insd)                             6.875     11/01/19       1,103,040
  1,290     Northampton Twp, PA (FGIC Insd)         5.375     05/15/16       1,329,319
  1,000     Northeastern PA Hosp & Edl Auth
            College Rev Gtd Luzerne Cnty Cmnty
            College (Prerefunded @ 02/15/05)
            (AMBAC Insd)                            6.625     08/15/15       1,086,160
  2,066     Oil City, PA Towne Tower Proj
            (FHA Gtd)                               6.750     05/01/20       2,121,692
  1,000     Oxford, PA Area Sch Dist Ser A
            (FGIC Insd)                             5.500     02/15/16       1,043,700
  3,000     Pennsylvania Econ Dev Fin Auth Res
            Recovery Rev Colver Proj Ser D          7.050     12/01/10       3,149,700
  1,500     Pennsylvania Econ Dev Fin Auth Res
            Recovery Rev Colver Proj Ser D          7.125     12/01/15       1,569,990
  1,000     Pennsylvania Hsg Fin Agy Rental Hsg
            Rfdg (FNMA Collateralized)              6.500     07/01/23       1,026,350
    535     Pennsylvania Hsg Fin Agy Single Family
            Mtg Ser 40                              6.900     04/01/25         549,611
    800     Pennsylvania Hsg Fin Agy Single Family
            Mtg Ser 42                              6.850     04/01/25         832,000

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                       16

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY       VALUE
            PENNSYLVANIA (CONTINUED)
$ 4,000     Pennsylvania St Higher Ed Assistance
            Agy Student Ln Rev Ser C
            (AMBAC Insd)                            6.400%    03/01/22     $ 4,082,280
  3,000     Pennsylvania St Higher Ed Fac Auth Rev
            UPMC Hlth Sys Ser A                     6.000     01/15/31       3,002,970
  1,200     Pennsylvania St Higher Edl Fac Auth
            College & Univ Rev Bryn Mawr College
            (MBIA Insd)                             5.625     12/01/27       1,222,284
  5,400     Pennsylvania St Higher Edl Fac Auth
            Rev Drexel Univ Rfdg
            (Prerefunded @ 05/01/03)                6.375     05/01/17       5,572,098
  1,600     Pennsylvania St Higher Edl Univ of
            Scraton (AMBAC Insd)                    5.750     11/01/15       1,713,888
  1,365     Perkiomen Vy Sch Dist PA (FSA Insd)     5.500     03/01/15       1,427,094
  1,445     Perkiomen Vy Sch Dist PA (FSA Insd)     5.500     03/01/16       1,503,306
  2,000     Philadelphia, PA (FSA Insd)             5.250     09/15/13       2,074,480
  1,000     Philadelphia, PA Auth Indl Dev
            Hlthcare Fac Rev Baptist Home of
            Philadelphia Ser A                      5.600     11/15/28         798,590
 11,565     Philadelphia, PA Auth Indl Dev Lease
            Rev Ser A (MBIA Insd)                   5.375     02/15/27      11,498,270
  2,505     Philadelphia, PA Auth Indl Dev Rev
            Coml Dev Rfdg                           7.750     12/01/17       2,580,451
  1,350     Philadelphia, PA Gas Wks Rev Second
            Ser (FSA Insd)                          5.000     07/01/29       1,265,072
  3,000     Philadelphia, PA Gas Wks Rev Ser 14
            Rfdg (FSA Insd)                         6.250     07/01/08       3,188,760
  1,000     Philadelphia, PA Gas Wks Rev Third Ser
            (FSA Insd)                              5.500     08/01/15       1,042,570
  1,000     Philadelphia, PA Gas Wks Rev Third Ser
            (FSA Insd)                              5.500     08/01/16       1,037,260
  1,000     Philadelphia, PA Gas Wks Rev Third Ser
            (FSA Insd)                              5.500     08/01/17       1,031,230
  1,500     Philadelphia, PA Muni Auth Rev Muni
            Svcs Bldg Lease Cap Apprec
            (FSA Insd)                              *         03/15/08       1,142,325
  3,750     Philadelphia, PA Muni Auth Rev Muni
            Svcs Bldg Lease Cap Apprec
            (FSA Insd)                              *         03/15/11       2,408,663
  3,775     Philadelphia, PA Muni Auth Rev Muni
            Svcs Bldg Lease Cap Apprec
            (FSA Insd)                              *         03/15/12       2,285,574

SEE NOTES TO FINANCIAL STATEMENTS

                                       17

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                       MARKET
(000)       DESCRIPTION                            COUPON     MATURITY       VALUE
            PENNSYLVANIA (CONTINUED)
$ 4,500     Philadelphia, PA Muni Auth Rev Muni
            Svcs Bldg Lease Cap Apprec
            (FSA Insd)                              *         03/15/13     $ 2,563,155
  1,030     Philadelphia, PA Sch Dist Ser A
            (FSA Insd)                              5.500%    02/01/18       1,057,882
  2,600     Philadelphia, PA Sch Dist Ser A
            (FSA Insd)                              5.500     02/01/20       2,650,258
  4,000     Philadelphia, PA Sch Dist Ser A
            (FSA Insd)                              5.750     02/01/12       4,320,240
  2,000     Philadelphia, PA Wtr & Wastewtr Rev
            Rfdg (MBIA Insd)                        5.625     06/15/08       2,150,360
  1,470     Pittsburgh, PA Urban Redev Auth
            Mtg Rev Ser C1                          6.800     10/01/25       1,511,675
  1,475     Pittsburgh, PA Urban Redev Auth
            Mtg Rev Ser D                           6.250     10/01/17       1,502,288
  1,000     Scranton-Lackawanna, PA Hlth &
            Welfare Auth Rev Marian Cmnty Hosp
            Proj Rfdg                               7.125     01/15/13         981,820
  1,630     Spring Ford Area Sch Dist, PA Ser A
            (FSA Insd)                              5.500     09/01/14       1,718,786
  1,720     Spring Ford Area Sch Dist, PA Ser A
            (FSA Insd)                              5.500     09/01/15       1,803,042
  1,210     State Pub Sch Bldg Auth PA College
            Rev Montgomery Cnty Cmnty
            College Rfdg                            5.500     05/01/13       1,296,660
  1,275     State Pub Sch Bldg Auth PA College
            Rev Montgomery Cnty Cmnty
            College Rfdg                            5.500     05/01/14       1,366,379
  2,180     State Pub Sch Bldg Auth PA Sch Rev
            Burgettstown Sch Dist Ser D
            (Prerefunded @ 02/01/05)
            (MBIA Insd)                             6.500     02/01/14       2,358,084
  2,000     Sto-Rox Sch Dist PA ( Prerefunded @
            12/15/10) (MBIA Insd)                   5.800     06/15/30       2,206,020
  1,660     Upper St Clair Twp PA Sch Dist
            (FSA Insd)                              5.375     07/15/15       1,725,089
  1,200     Upper St Clair Twp PA Sch Dist
            (FSA Insd)                              5.375     07/15/17       1,229,472
  2,500     Washington Cnty, PA Ser A
            (AMBAC Insd)                            5.125     09/01/27       2,413,800

                                               SEE NOTES TO FINANCIAL STATEMENTS

                                       18

YOUR FUND'S INVESTMENTS

MARCH 31, 2002 (UNAUDITED)

PAR
AMOUNT                                                                      MARKET
(000)       DESCRIPTION                            COUPON     MATURITY      VALUE
            PENNSYLVANIA (CONTINUED)
$ 1,500     West Shore, PA Area Hosp Auth
            Holy Spirit Hosp Proj                   6.250%    01/01/32    $  1,472,985
                                                                          ------------
                                                                           218,738,749
                                                                          ------------
            GUAM 0.4%
  1,000     Guam Arpt Auth Rev Ser B                6.700     10/01/23       1,019,320
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
   (Cost $214,442,028)                                                     219,758,069

SHORT-TERM INVESTMENTS  1.7%
   (Cost $3,900,000)                                                         3,900,000
                                                                          ------------
TOTAL INVESTMENTS  98.9%
   (Cost $218,342,028)                                                     223,658,069

OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%                                  2,420,937
                                                                          ------------

NET ASSETS  100.0%                                                        $226,079,006
                                                                          ============

  *  ZERO COUPON BOND

(a) AN INVERSE FLOATING RATE SECURITY IS ONE WHERE THE COUPON IS INVERSELY INDEXED TO A SHORT-TERM FLOATING INTEREST RATE MULTIPLIED BY A SPECIFIC FACTOR. AS THE FLOATING RATE RISES, THE COUPON IS REDUCED. CONVERSELY, AS THE FLOATING RATE DECLINES, THE COUPON IS INCREASED. THE PRICE OF THESE SECURITIES MAY BE MORE VOLATILE THAN THE PRICE OF A COMPARABLE FIXED RATE SECURITY. THESE INSTRUMENTS ARE TYPICALLY USED BY THE FUND TO ENHANCE THE YIELD OF THE PORTFOLIO. ALL OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DERIVATIVE INSTRUMENTS, ARE MARKED TO MARKET EACH DAY WITH THE CHANGE IN VALUE REFLECTED IN THE UNREALIZED APPRECIATION/DEPRECIATION. UPON DISPOSITION, A REALIZED GAIN OR LOSS IS RECOGNIZED ACCORDINGLY.

ACA--AMERICAN CAPITAL ACCESS
AMBAC--AMBAC INDEMNITY CORP.
ASSET GTY--ASSET GUARANTY INSURANCE CO.
FGIC--FINANCIAL GUARANTY INSURANCE CO.
FHA--FEDERAL HOUSING ADMINISTRATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA--FINANCIAL SECURITY ASSURANCE INC.
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LOC--LETTER OF CREDIT
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE CORP.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2002 (UNAUDITED)

ASSETS:
Total Investments (Cost $218,342,028)                                         $223,658,069
Cash                                                                                16,404
Receivables:
  Interest                                                                       3,269,791
  Investments Sold                                                                  25,158
  Fund Shares Sold                                                                  14,589
Other                                                                              125,925
                                                                              ------------
    Total Assets                                                               227,109,936
                                                                              ------------
LIABILITIES:
Payables:
  Income Distributions                                                             389,754
  Distributor and Affiliates                                                       136,706
  Investment Advisory Fee                                                          116,060
  Fund Shares Repurchased                                                           79,619
Trustees' Deferred Compensation and Retirement Plans                               167,956
Accrued Expenses                                                                   140,835
                                                                              ------------
    Total Liabilities                                                            1,030,930
                                                                              ------------
NET ASSETS                                                                    $226,079,006
                                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited number of shares
  authorized)                                                                 $222,810,743
Net Unrealized Appreciation                                                      5,316,041
Accumulated Undistributed Net Investment Income                                    782,508
Accumulated Net Realized Loss                                                   (2,830,286)
                                                                              ------------
NET ASSETS                                                                    $226,079,006
                                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on net assets of $200,285,528 and 11,903,193 shares of beneficial interest
    issued and outstanding)                                                   $      16.83
    Maximum sales charge (4.75%* of offering price)                                    .84
                                                                              ------------
    Maximum offering price to public                                          $      17.67
                                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on net assets of $21,759,143 and 1,295,718 shares of beneficial interest
    issued and outstanding)                                                   $      16.79
                                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on net assets of $4,034,335 and 240,144 shares of beneficial interest
    issued and outstanding)                                                   $      16.80
                                                                              ============

* ON SALES OF $100,000 OR MORE, THE SALES CHARGE WILL BE REDUCED.

                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                       $ 6,773,280
                                                                               -----------
EXPENSES:
Investment Advisory Fee                                                            689,233
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C
  of $252,453, $114,007 and $19,649, respectively)                                 386,109
Shareholder Services                                                                70,255
Legal                                                                               11,675
Trustees' Fees and Related Expenses                                                 10,283
Custody                                                                              5,838
Other                                                                               92,046
                                                                               -----------
  Total Expenses                                                                 1,265,439
  Less Credits Earned on Cash Balances                                               4,035
                                                                               -----------
  Net Expenses                                                                   1,261,404
                                                                               -----------
NET INVESTMENT INCOME                                                          $ 5,511,876
                                                                               ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain                                                              $ 1,100,412
                                                                               -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period                                                       13,094,296
  End of the Period                                                              5,316,041
                                                                               -----------
Net Unrealized Depreciation During the Period                                   (7,778,255)
                                                                               -----------
NET REALIZED AND UNREALIZED LOSS                                               $(6,677,843)
                                                                               ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS                                     $(1,165,967)
                                                                               ===========

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

(UNAUDITED)

                                                          SIX MONTHS        YEAR ENDED
                                                             ENDED         SEPTEMBER 30,
                                                        MARCH 31, 2002         2001
                                                        --------------     -------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income                                   $    5,511,876     $  11,736,972
Net Realized Gain/Loss                                       1,100,412           (18,509)
Net Unrealized Appreciation/Depreciation
   During the Period                                        (7,778,255)        8,146,305
                                                        --------------     -------------
Change in Net Assets from Operations                        (1,165,967)       19,864,768
                                                        --------------     -------------
Distributions from Net Investment Income:
   Class A Shares                                           (5,124,583)       (9,478,002)
   Class B Shares                                             (490,195)         (999,542)
   Class C Shares                                              (84,513)         (131,063)
                                                        --------------     -------------
Total Distributions                                         (5,699,291)      (10,608,607)
                                                        --------------     -------------
NET CHANGE IN NET ASSETS FROM
   INVESTMENT ACTIVITIES                                    (6,865,258)        9,256,161
                                                        --------------     -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold                                    9,290,896        21,217,415
Net Asset Value of Shares Issued Through Dividend
   Reinvestment                                              3,339,086         6,076,060
Cost of Shares Repurchased                                 (12,819,523)      (32,409,403)
                                                        --------------     -------------
NET CHANGE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                       (189,541)       (5,115,928)
                                                        --------------     -------------
TOTAL INCREASE/DECREASE IN NET ASSETS                       (7,054,799)        4,140,233
NET ASSETS:
Beginning of the Period                                    233,133,805       228,993,572
                                                        --------------     -------------
End of the Period (Including accumulated undistributed
   net investment income of $782,508 and $804,320,
   respectively)                                        $  226,079,006     $ 233,133,805
                                                        ==============     =============

                                               SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

(UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX                                      NINE
                              MONTHS                                   MONTHS           YEAR
CLASS A SHARES                 ENDED     YEAR ENDED SEPTEMBER 30,       ENDED           ENDED
                             MARCH 31,  --------------------------   SEPTEMBER 30,   DECEMBER 31,
                             2002(c)      2001     2000      1999        1998            1997
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD              $   17.34   $ 16.65  $ 16.86   $ 18.24     $ 18.04        $ 17.49
                             ---------   -------  -------   -------     -------        -------
  Net Investment Income            .41       .89      .85       .89         .68            .93
  Net Realized and
    Unrealized Gain/Loss          (.49)      .60     (.20)    (1.34)        .22            .53
                             ---------   -------  -------   -------     -------        -------
Total from Investment
  Operations                      (.08)     1.49      .65      (.45)        .90           1.46
Less Distributions from
  Net Investment Income            .43       .80      .86       .93         .70            .91
                             ---------   -------  -------   -------     -------        -------
NET ASSET VALUE,
  END OF THE PERIOD          $   16.83   $ 17.34  $ 16.65   $ 16.86     $ 18.24        $ 18.04
                             =========   =======  =======   =======     =======        =======

Total Return (a)                 -0.47%*    9.12%    4.12%    -2.65%       5.08%*         8.59%
Net Assets at End of
  the Period (In millions)   $   200.3   $ 204.8  $ 200.5   $ 205.4     $ 219.3        $ 223.9
Ratio of Expenses to
  Average Net Assets (b)          1.01%     1.02%    1.09%     1.04%       1.03%          1.04%
Ratio of Net Investment
  Income to Average
  Net Assets                      4.88%     5.18%    5.19%     5.03%       5.06%          5.27%
Portfolio Turnover                  15%*      26%      18%       53%         29%*           46%

*    NON-ANNUALIZED

(a) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM SALES CHARGE OF 4.75% OR CONTINGENT DEFERRED SALES CHARGE (CDSC). ON PURCHASES OF $1 MILLION OR MORE, A CDSC OF 1% MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. IF THE SALES CHARGES WERE INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF UP TO .25% AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT REFLECT CREDITS EARNED ON CASH BALANCES. IF THESE CREDITS WERE REFLECTED AS A REDUCTION OF EXPENSES, THE RATIO WOULD DECREASE BY .01% FOR THE YEAR ENDED SEPTEMBER 30, 2000 AND 1999.

(c) AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $.01, DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.86% TO 4.88%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MARCH 31, 2002 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

(UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX                                      NINE
                              MONTHS                                   MONTHS           YEAR
CLASS B SHARES                 ENDED     YEAR ENDED SEPTEMBER 30,       ENDED           ENDED
                             MARCH 31,  --------------------------   SEPTEMBER 30,   DECEMBER 31,
                             2002(c)      2001     2000      1999       1998            1997
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD              $   17.30   $ 16.63  $ 16.85   $ 18.23      $ 18.03        $ 17.48
                             ---------   -------  -------   -------      -------        -------
  Net Investment Income            .36       .75      .70       .76          .58            .79
  Net Realized and
    Unrealized Gain/Loss          (.50)      .60     (.18)    (1.34)         .22            .53
                             ---------   -------  -------   -------      -------        -------
Total from Investment
  Operations                      (.14)     1.35      .52      (.58)         .80           1.32
Less Distributions from
  Net Investment Income            .37       .68      .74       .80          .60            .77
                             ---------   -------  -------   -------      -------        -------
NET ASSET VALUE,
  END OF THE PERIOD          $   16.79   $ 17.30  $ 16.63   $ 16.85      $ 18.23        $ 18.03
                             =========   =======  =======   =======      =======        =======

Total Return (a)                 -0.84%*    8.23%    3.26%    -3.37%        4.51%*         7.78%
Net Assets at End of
  the Period (In millions)   $    21.8   $  24.7  $  25.3   $  50.9      $  53.5        $  51.9
Ratio of Expenses to
  Average Net Assets (b)          1.77%     1.77%    1.83%     1.80%        1.79%          1.79%
Ratio of Net Investment
  Income to Average
  Net Assets                      4.13%     4.43%    4.46%     4.28%        4.28%          4.51%
Portfolio Turnover                  15%*      26%      18%       53%          29%*           46%

*    NON-ANNUALIZED

(a) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM CDSC OF 4%, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE AND DECLINING TO 0% AFTER THE SIXTH YEAR. IF THE SALES CHARGE WAS INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF 1% AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT REFLECT CREDITS EARNED ON CASH BALANCES. IF THESE CREDITS WERE REFLECTED AS A REDUCTION OF EXPENSES, THE RATIO WOULD DECREASE BY .01% FOR THE YEAR ENDED SEPTEMBER 30, 2000 AND 1999.

(c) AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $.01, DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.11% TO 4.13%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MARCH 31, 2002 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

                                               SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

(UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX                                      NINE
                              MONTHS                                   MONTHS           YEAR
CLASS C SHARES                 ENDED     YEAR ENDED SEPTEMBER 30,       ENDED           ENDED
                             MARCH 31,  --------------------------   SEPTEMBER 30,   DECEMBER 31,
                             2002(c)      2001     2000      1999       1998            1997
                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD              $   17.31   $ 16.63  $ 16.85   $ 18.23     $ 18.03        $ 17.48
                             ---------   -------  -------   -------     -------        -------
  Net Investment Income            .35       .76      .72       .76         .58            .80
  Net Realized and
    Unrealized Gain/Loss          (.49)      .60     (.20)    (1.34)        .22            .52
                             ---------   -------  -------   -------     -------        -------
Total from Investment
  Operations                      (.14)     1.36      .52      (.58)        .80           1.32
Less Distributions from
  Net Investment Income            .37       .68      .74       .80         .60            .78
                             ---------   -------  -------   -------     -------        -------
NET ASSET VALUE,
  END OF THE PERIOD          $   16.80   $ 17.31  $ 16.63   $ 16.85     $ 18.23        $ 18.03
                             =========   =======  =======   =======     =======        =======

Total Return (a)                 -0.84%*    8.29%    3.26%    -3.37%       4.51%*         7.78%
Net Assets at End of
  the Period (In millions)   $     4.0   $   3.6  $   3.2   $   4.3     $   3.3        $   3.0
Ratio of Expenses to
  Average Net Assets (b)          1.77%     1.77%    1.84%     1.79%       1.79%          1.79%
Ratio of Net Investment
  Income to Average
  Net Assets                      4.14%     4.43%    4.45%     4.27%       4.29%          4.52%
Portfolio Turnover                  15%*      26%      18%       53%         29%*           46%

*    NON-ANNUALIZED

(a) ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD AND DOES NOT INCLUDE PAYMENT OF THE MAXIMUM CDSC OF 1%, CHARGED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. IF THE SALES CHARGE WAS INCLUDED, TOTAL RETURNS WOULD BE LOWER. THESE RETURNS INCLUDE COMBINED RULE 12b-1 FEES AND SERVICE FEES OF 1% AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(b) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS DOES NOT REFLECT CREDITS EARNED ON CASH BALANCES. IF THESE CREDITS WERE REFLECTED AS A REDUCTION OF EXPENSES, THE RATIO WOULD DECREASE BY .01% FOR THE YEAR ENDED SEPTEMBER 30, 2000 AND 1999.

(c) AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $.01, DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.12% TO 4.14%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO MARCH 31, 2002 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED).

1. SIGNIFICANT ACCOUNTING POLICIES
Van Kampen Pennsylvania Tax Free Income Fund (the "Fund") is organized as a Pennsylvania trust and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only Pennsylvania investors a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium and lower grade municipal securities. The Fund commenced investment operations on May 1, 1987. The distribution of the Fund's Class B and Class C Shares commenced on May 3, 1993, and August 13, 1993, respectively.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a separate account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2002, there were no when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premiums are amortized and discounts are accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)

     As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to October 1, 2001, the Fund did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $165,603 increase in cost of securities and a corresponding $165,603 decrease in net unrealized appreciation based on securities held by the Fund on October 1, 2001.
     The effect of this change for the six months ended March 31, 2002 was to increase net investment income by $24,777; increase net unrealized appreciation by $28,429, and decrease net realized gains by $53,206. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.
     The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $3,720,183 which will expire between September 30, 2003 and September 30, 2009.
     At March 31, 2002, for federal income tax purposes, the cost of long- and short-term investments is $218,204,854; the aggregate gross unrealized appreciation is $8,604,017 and the aggregate gross unrealized depreciation is $3,150,802, resulting in net unrealized appreciation on long- and short-term investments of $5,453,215.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2002, the Fund's custody fee was reduced by $4,035 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                            % PER ANNUM
First $500 million                                                      .60%
Over $500 million                                                       .50%

NOTES TO
FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)

     For the six months ended March 31, 2002, the Fund recognized expenses of approximately $4,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.
     Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2002, the Fund recognized expenses of approximately $24,600 representing Van Kampen Investment Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.
     Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2002, the Fund recognized expenses of approximately $60,900. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.
     Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.
     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $111,700 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)

3. CAPITAL TRANSACTIONS
At March 31, 2002, capital aggregated $193,444,797, $25,002,829 and $4,363,117 for Classes A, B and C, respectively. For the six months ended March 31, 2002, transactions were as follows:

                                                        SHARES         VALUE
   Sales:
     Class A                                            383,356     $  6,584,470
     Class B                                            112,631        1,932,171
     Class C                                             44,909          774,255
                                                       --------     ------------
   Total Sales                                          540,896     $  9,290,896
                                                       ========     ============
   Dividend Reinvestment:
     Class A                                            174,478     $  2,987,124
     Class B                                             17,591          300,568
     Class C                                              3,007           51,394
                                                       --------     ------------
   Total Dividend Reinvestment                          195,076     $  3,339,086
                                                       ========     ============
   Repurchases:
     Class A                                           (470,326)    $ (8,062,708)
     Class B                                           (260,529)      (4,474,963)
     Class C                                            (16,442)        (281,852)
                                                       --------     ------------
   Total Repurchases                                   (747,297)    $(12,819,523)
                                                       ========     ============

     At September 30, 2001, capital aggregated $191,935,911, $27,245,053 and
$3,819,320 for Classes A, B and C, respectively. For the year ended September 30, 2001, transactions were as follows:

                                                        SHARES         VALUE
   Sales:
     Class A                                            942,870     $ 16,129,516
     Class B                                            255,555        4,351,576
     Class C                                             43,005          736,323
                                                     ----------     ------------
   Total Sales                                        1,241,430     $ 21,217,415
                                                     ==========     ============
   Dividend Reinvestment:
     Class A                                            316,206     $  5,399,753
     Class B                                             35,246          600,821
     Class C                                              4,425           75,486
                                                     ----------     ------------
   Total Dividend Reinvestment                          355,877     $  6,076,060
                                                     ==========     ============
   Repurchases:
     Class A                                         (1,485,067)    $(25,310,130)
     Class B                                           (388,677)      (6,613,697)
     Class C                                            (28,490)        (485,576)
                                                     ----------     ------------
   Total Repurchases                                 (1,902,234)    $(32,409,403)
                                                     ==========     ============

     Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years

NOTES TO
FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)

after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2002 and the year ended September 30, 2001, 104,687 and 202,342 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2002 and the year ended September 30, 2001, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                       CONTINGENT DEFERRED SALES
                                                         CHARGE AS A PERCENTAGE
                                                            OF DOLLAR AMOUNT
                                                            SUBJECT TO CHARGE
                                                       -------------------------
YEAR OF REDEMPTION                                     CLASS B           CLASS C
First                                                   4.00%              1.00%
Second                                                  3.75%               None
Third                                                   3.50%               None
Fourth                                                  2.50%               None
Fifth                                                   1.50%               None
Sixth                                                   1.00%               None
Seventh and Thereafter                                   None               None

     For the six months ended March 31, 2002, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $13,300 and CDSC on redeemed shares of approximately $23,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $34,903,845 and $36,601,985, respectively.

NOTES TO
FINANCIAL STATEMENTS

MARCH 31, 2002 (UNAUDITED)

5. DISTRIBUTION AND SERVICE PLANS
With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.
     Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended March 31, 2002, are payments retained by Van Kampen of approximately $103,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $10,100.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN

JERRY D. CHOATE

LINDA HUTTON HEAGY

R. CRAIG KENNEDY

MITCHELL M. MERIN*

JACK E. NELSON

RICHARD F. POWERS, III*

WAYNE W. WHALEN* - Chairman

SUZANNE H. WOOLSEY

INVESTMENT ADVISER
VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR
VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN
STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL
SKADDEN, ARPS, SLATE, MEAGHER &
FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

* "INTERESTED PERSONS" OF THE FUND, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

VAN KAMPEN
PRIVACY NOTICE

THE VAN KAMPEN COMPANIES AND INVESTMENT PRODUCTS* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments, Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                         Van Kampen Funds Inc.
                                         1 Parkview Plaza, P.O. Box 5555
                                         Oakbrook Terrace, IL 60181-5555
                                         vankampen.com

                                VAN KAMPEN
                                INVESTMENTS

                        GENERATIONS OF EXPERIENCE(SM)

                    Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
                    58, 358, 558                               Member NASD/SIPC.
                    PATF SAR 5/02                                5587E02-AP-5/02